Condensed Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2020	Sep. 30, 2021
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preference shares, shares authorized	1,000,000	1,000,000
Preference shares, shares issued	0	0
Preference shares, shares outstanding	0	0
Class A Ordinary Shares
Ordinary shares subject to possible redemption	0	34,500,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized	200,000,000	200,000,000
Ordinary shares, issued	0	0
Ordinary shares, outstanding	0	0
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized	20,000,000	20,000,000
Ordinary shares, issued	8,625,000	8,625,000
Ordinary shares, outstanding	8,625,000	8,625,000
Common stock subject to forfeiture shares	1,125,000
Shares issued	8,625,000